Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 3,483,932	$ 5,490,714	$ 10,819,213	$ 14,620,565	$ 19,094,425		$ 9,760,952
Cost of sales	2,269,858	3,407,573	6,594,973	8,622,436	10,876,308		5,504,708
Gross Profit	1,214,074	2,083,141	4,224,240	5,998,129	8,218,117		4,256,244
Operating Expenses:
General and administrative	3,357,550	4,175,090	10,435,834	14,093,655	17,757,708		14,957,410
Research and development	1,368,394	1,818,540	4,320,216	6,185,777	8,113,774		4,082,799
Sales and marketing	978,243	1,236,841	2,911,963	3,736,548	4,935,601		3,150,886
Goodwill impairment	1,500,000		1,579,287		41,687,871		12,357,921
Total Operating Expenses	7,204,187	7,230,471	19,247,300	24,015,980	72,494,954		34,549,016
Loss from Operations	(5,990,113)	(5,147,330)	(15,023,060)	(18,017,851)	(64,276,837)	[1]	(30,292,772)	[2]
Other Income (Expense):
Interest expense	(399,651)	(6,727)	(994,751)	(29,776)	(59,785)		(7,852)
Paycheck Protection Program loan forgiveness							108,532
Gain on debt extinguishment	(1,523,867)	6,486,899	(1,523,867)	6,486,899	6,463,101
Loss on disposal of fixed assets					(25,960)		(3,712)
Other (expense) income, net	(106,497)	332,110	(368,532)	27,372	(354,242)		87,124
Total Other Income	(2,030,015)	6,812,282	(2,887,150)	6,484,495	6,023,114		184,092
Loss Before Income Taxes	(8,020,128)	1,664,952	(17,910,210)	(11,533,356)	(58,253,723)		(30,108,680)
Provision for income taxes
Net Loss attributable to common stockholders	$ (8,020,128)	$ 1,664,952	$ (17,910,210)	$ (11,533,356)	$ (58,253,723)		$ (30,108,680)
Net Loss Per Common Share - Basic	$ (0.07)	$ 0.02	$ (0.18)	$ (0.14)	$ (0.70)		$ (0.43)
Net Loss Per Common Share - Diluted	$ (0.07)	$ 0.01	$ (0.18)	$ (0.14)	$ (0.70)		$ (0.43)
Weighted Average Number of Shares Outstanding During the Period - Basic	111,083,155	85,966,687	98,976,085	81,004,011	83,370,411		70,055,832
Weighted Average Number of Shares Outstanding During the Period - Diluted	111,083,155	113,623,789	98,976,085	81,004,011	83,370,411		70,055,832
Comprehensive Loss:
Net Loss attributable to common stockholders	$ (8,020,128)	$ 1,664,952	$ (17,910,210)	$ (11,533,356)	$ (58,253,723)		$ (30,108,680)
Amortization of unrecognized periodic pension costs	(742)	97,846	43,302	100,487	135,439		(67,903)
Foreign currency cumulative translation adjustment	(7,027)	(372,368)	116,757	(220,060)	(54,762)		(2,691)
Total comprehensive loss, net of tax	(8,027,897)	1,390,430	(17,750,151)	(11,652,929)	(58,173,046)		(30,179,274)
Accrued dividends on Series F Preferred Stock	(49,122)	(94,694)	(170,277)	(94,694)	(172,596)
Deemed dividends on Series F Preferred Stock			(4,910,894)		(2,245,377)
Total comprehensive loss available to common stockholders	$ (8,077,019)	$ 1,295,736	$ (22,831,322)	$ (11,747,623)	$ (60,591,019)		$ (30,179,274)

[1]	Includes goodwill impairment $41,687,871 for the Drone and SaaS reporting segments
[2]	Includes goodwill impairment $12,357,921 for the SaaS reporting segment